Other financial liabilities - Additional Information (Detail)	Nov. 30, 2023 AUD ($) shares	Jun. 30, 2024 AUD ($)	May 17, 2024 shares $ / shares	Dec. 20, 2023 shares	Nov. 30, 2023 $ / shares
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares				591,697
Value of Securities Exercisable	$ 0
Exercise price | $ / shares					$ 0.583
Securities expiry date	Jun. 05, 2029
Fair value warrants issued		$ 5,445,887
Rate of consideration for purchasing warrants		5.00%
Amount for determining exercise price of warrants		$ 6,000,000
Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Fair value warrants issued	$ 132,763
Transaction cost incurred for issue of warrants	$ 382,463
Prefunded Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares	1,824,445
Ordinary Warrants [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares	4,444,445
Ordinary Warrants [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Financial liabilities, at fair value	$ 3,020,316
American Depositary Shares [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares	2,620,000
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of other equity instruments exercisable | shares			1,100,000
Exercise price | $ / shares			$ 0.27